Borrowings (Tables)	12 Months Ended
Dec. 31, 2022
Borrowings.
Schedule of Borrowings

Amounts in US$ ‘000	2022	2021
Outstanding amounts as of December 31
2024 Notes	—	171,880
2027 Notes	497,642	499,893
Banco Santander	—	2,319
	497,642	674,092
Classified as follows:
Current	12,528	17,916
Non-current	485,114	656,176